PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of components of prepaids and other	The components of prepaids and other at December 31 were as follows:

	2016	2015
Inventory advances	$902	$1,159
Insurance and licenses	634	7,601
Other	4,994	5,419
	$6,530	$14,179